THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2021
The Company and Summary of Significant Accounting Policies [Line Items]
THE COMPANY, ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	ORGANIZATION
On December 22, 2020, IAC/InterActiveCorp ("IAC") announced that its Board of Directors approved a plan to spin-off its full stake in Vimeo, Inc. ("Vimeo") to IAC shareholders. IAC's Vimeo business will be separated from the remaining businesses of IAC through a series of transactions (which we refer to as the "Spin-off") that, if completed in their entirety, will result in the transfer of IAC's Vimeo business to Vimeo Holdings, Inc. ("SpinCo"), a wholly-owned subsidiary of IAC, with SpinCo becoming an independent, separately traded public company through a spin-off from IAC, and Vimeo, Inc., the IAC subsidiary that currently holds the Vimeo business, becoming a wholly-owned subsidiary of SpinCo. In connection with the foregoing, SpinCo will be renamed as Vimeo, Inc. and Vimeo will be renamed as Vimeo.com, Inc. The proposed transaction is subject to a number of conditions including final approval by IAC’s Board of Directors, approval of the separation proposal by IAC stockholders, and other customary conditions and approvals and is expected to close pre-market on May 25, 2021.
In connection with the Spin-off, SpinCo was incorporated as a Delaware corporation in December 2020. SpinCo currently does not have any material assets or liabilities, nor does it engage in any business or other activities and, other than in connection with the Spin-off, will not acquire or incur any material assets or liabilities, nor will it engage in any business or other activities.
The consolidated balance sheet reflects the initial capitalization of SpinCo upon its incorporation.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America.
Principles of Consolidation
The consolidated financial statement includes the accounts of SpinCo and its wholly-owned subsidiary, Stream Merger Sub, Inc., a Delaware corporation. All inter-company transactions and balances have been eliminated in consolidation.

Vimeo Inc.
The Company and Summary of Significant Accounting Policies [Line Items]
THE COMPANY, ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Spin-off
On December 22, 2020, IAC/InterActiveCorp ("IAC") announced that its Board of Directors approved a plan to spin-off its full stake in Vimeo, Inc. ("Vimeo") to IAC shareholders. IAC's Vimeo business will be separated from the remaining businesses of IAC through a series of transactions (which we refer to as the "Spin-off") that, if completed in their entirety, will result in the transfer of IAC's Vimeo business to Vimeo Holdings, Inc. ("SpinCo"), a wholly-owned subsidiary of IAC, with SpinCo becoming an independent, separately traded public company through a spin-off from IAC, and Vimeo, Inc., the IAC subsidiary that currently holds the Vimeo business, becoming a wholly-owned subsidiary of SpinCo. In connection with the foregoing, SpinCo will be renamed as Vimeo, Inc. and Vimeo will be renamed as Vimeo.com, Inc. The proposed transaction is subject to a number of conditions including final approval by IAC’s Board of Directors, approval of the separation proposal by IAC stockholders, and other customary conditions and approvals and is expected to close pre-market on May 25, 2021.
IAC does not currently own 100% of Vimeo. As a result, Vimeo sought and received approval from holders of Vimeo's voting stock to merge Vimeo with a subsidiary of SpinCo that would result in Vimeo being wholly-owned by SpinCo in connection with the Spin-off. The merger remains subject to a number of conditions. If the Spin-off is effected and the Vimeo merger is completed, the holders of shares of IAC capital stock outstanding immediately prior to the Spin-off will continue to own all of the outstanding shares of IAC capital stock, and will become the direct owners of a percentage of the outstanding shares of SpinCo capital stock approximately equal, in the aggregate, to IAC’s indirect ownership interest in Vimeo prior to the Spin-off. The remaining shares of SpinCo’s outstanding capital stock will, if the Vimeo merger is completed, be owned by Vimeo’s pre-separation third-party stockholders. If the Spin-off is completed but the Vimeo merger is not completed, the shares of SpinCo capital stock issued to IAC stockholders in the Spin-off will initially constitute all of the outstanding shares of SpinCo capital stock immediately following the consummation of the Spin-off, Vimeo’s pre-separation third-party stockholders will initially remain stockholders of Vimeo, and SpinCo will own approximately 88% of Vimeo’s outstanding shares. SpinCo anticipates that it would subsequently seek to implement an alternative transaction to cause or permit the stockholders of Vimeo to exchange their ownership interests in Vimeo for an interest in SpinCo.
Nature of Operations
Vimeo is the world’s leading all-in-one video software solution, providing the full breadth of video tools through a software-as-a-service model. Vimeo’s comprehensive and cloud-based tools empower its users to create, collaborate and communicate with video on a single, turnkey platform.
Basis of Presentation and Consolidation
The historical consolidated financial statements of Vimeo and subsidiaries have been prepared on a standalone basis and are derived from the historical accounting records of Vimeo and IAC. The consolidated financial statements reflect the historical financial position, results of operations and cash flows of Vimeo and its consolidated subsidiaries since their respective dates of acquisition by Vimeo and the allocation to Vimeo of certain IAC corporate expenses relating to Vimeo based on the historical accounting records of IAC. The allocation of certain IAC corporate expenses is reflected in the consolidated balance sheet within "Additional paid-in capital." For the purpose of these consolidated financial statements, income taxes have been computed for Vimeo on an as if standalone, separate tax return basis and payments to and refunds from IAC for Vimeo’s share of IAC’s consolidated state tax return liabilities have been reflected within cash flows from operating activities in the accompanying consolidated statement of cash flows.
As used herein, "Vimeo," "we," "our" or "us" and similar terms in these historical consolidated financial statements refer to Vimeo, Inc. and its subsidiaries (unless the context requires otherwise).
Vimeo prepares its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("GAAP").
All intercompany transactions and balances between and among Vimeo and its subsidiaries have been eliminated. All intercompany transactions between (i) Vimeo and (ii) IAC and its subsidiaries (other than subsidiaries of Vimeo), other than borrowings from and principal payments to certain IAC subsidiaries, which were not Vimeo subsidiaries, related to amounts evidenced by notes, are reflected in the consolidated statement of cash flows as "Due to IAC/InterActiveCorp" as an operating activity and in the consolidated balance sheet within "Accrued expenses and other current liabilities." Borrowings from and principal payments to certain IAC subsidiaries, in each case other than Vimeo subsidiaries, related to amounts evidenced by notes are reflected in the consolidated statement of cash flows as financing activities and in the consolidated balance sheet as "Promissory notes due on demand — related party" and "Long-term debt — related party."
In management’s opinion, the assumptions underlying the historical consolidated financial statements of Vimeo, including the basis on which the expenses have been allocated from IAC, are reasonable. However, these allocations may not reflect the expenses that Vimeo would have incurred as an independent, stand-alone company for the periods presented.
The accompanying unaudited consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and notes required by GAAP for complete annual financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. Interim results are not necessarily indicative of the results that may be expected for the full year. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements of Vimeo for the year ended December 31, 2020 and notes thereto included in the joint proxy statement/consent solicitation statement/prospectus of IAC and SpinCo filed with the Securities and Exchange Commission on April 8, 2021.
Accounting Estimates
Management of Vimeo is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of assets and liabilities. Actual results could differ from these estimates.
On an ongoing basis, Vimeo evaluates its estimates, judgments and assumptions, including those related to: the fair values of cash equivalents; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of customer relationship period for certain costs to obtain a contract with a customer; the carrying value of right-of-use assets ("ROU assets"); the useful lives and recoverability of leasehold improvements and equipment and intangible assets with definite lives; the recoverability of goodwill; contingencies; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. Vimeo bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that Vimeo considers relevant.
General Revenue Recognition
Revenue is recognized when control of the promised services or goods is transferred to Vimeo's customers and in the amount that reflects the consideration Vimeo expects to be entitled to in exchange for those services or goods.
Deferred Revenue
Deferred revenue consists of payments that are received or are contractually due in advance of Vimeo's performance. Vimeo’s deferred revenue is reported on a contract-by-contract basis at the end of each reporting period. Vimeo classifies deferred revenue as current when the remaining term of the applicable subscription period or expected completion of Vimeo's performance obligation is one year or less. The current and non-current deferred revenue balances at December 31, 2020 are $137.4 million and $0.8 million, respectively. During the three months ended March 31, 2021, Vimeo recognized $65.6 million of revenue that was included in the deferred revenue balance as of December 31, 2020. During the three months ended March 31, 2020, Vimeo recognized $38.9 million of revenue that was included in the deferred revenue balance as of December 31, 2019. The current and non-current deferred revenue balances at March 31, 2021 are $147.8 million and $0.9 million, respectively. Non-current deferred revenue is included in "Other long-term liabilities" in the accompanying consolidated balance sheet.
Practical Expedients and Exemptions
As permitted under the practical expedient available under ASU No. 2014-09, Revenue from Contracts with Customers, Vimeo does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which Vimeo recognizes revenue at the amount which Vimeo has the right to invoice for services performed.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Vimeo has determined that certain costs, primarily commissions, paid to employees pursuant to certain sales incentive programs and mobile app store fees meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. Vimeo calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, Vimeo has elected the practical expedient to expense the costs as incurred. Vimeo generally capitalizes and amortizes mobile app store fees over the term of the applicable subscription.
The current and non-current capitalized costs to obtain a contract with a customer are included in "Other current assets" and "Other non-current assets" in the accompanying consolidated balance sheet and are $3.0 million and $5.2 million, and $2.7 million and $4.9 million, at March 31, 2021 and December 31, 2020, respectively.
Recent Accounting Pronouncements
There are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the consolidated results of operations, financial condition or cash flows of Vimeo.